Summary of Significant Accounting Policies (Details) - Schedule of Loss Per Share Presented in the Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Class A Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted	$ (10,210,073)	$ (728,293)
Denominator:
Basic weighted average shares outstanding	36,916,955	32,599,213
Basic net loss per ordinary share	$ (0.28)	$ (0.02)
Class B Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted	$ (1,316,368)	$ (106,181)
Denominator:
Basic weighted average shares outstanding	4,759,642	4,759,642
Basic net loss per ordinary share	$ (0.28)	$ (0.02)